Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	2021	2020	2019
National sales
Mid–distillates (1)	17,140,327	8,860,588	15,041,883
Gasoline and turbo fuels (1)	15,475,370	6,768,046	9,658,180
Natural gas	3,200,069	2,845,155	2,256,123
Services	3,065,988	2,859,559	4,115,626
Plastic and rubber	1,642,035	865,204	834,133
LPG and propane	926,231	375,775	372,916
Fuel gas service	734,666	671,570	72,249
Electric power transmission services (2)	728,467	—	—
Asphalts	611,051	526,100	544,200
Polyethylene	320,466	138,035	192,436
Aromatics	247,387	155,740	228,552
Crude oil	193,476	230,520	356,857
Roads and Construction Services (2)	107,179	—	—
Fuel oil	23,799	37,001	97,907
Other income gas contracts	2,879	32,190	102,845
Other products	402,828	322,232	431,201
Cash flow hedges (3)	(8)	—	—
	44,822,210	24,687,715	34,305,108
Foreign sales
Crude oil	34,868,421	20,086,173	28,521,993
Diesel	3,867,937	3,164,068	4,391,798
Fuel oil	2,288,977	1,044,811	1,870,929
Plastic and rubber	2,092,379	1,302,131	1,249,189
Electric power transmission services (2)	1,827,622	—	—
Roads and Construction Services (2)	1,241,144	—	—
LPG and propane	116,960	18,943	13,591
Natural gas	71,529	17,231	27,255
Gasoline and turbo fuels	—	179,257	1,085,392
Other products	1,033,909	580,411	408,427
Cash flow hedges (3)	(349,884)	(857,347)	(385,170)
	47,058,994	25,535,678	37,183,404
	91,881,204	50,223,393	71,488,512
(1)	Corresponds to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of December 31, 2021, the value recognized by price differential corresponds to $11,335,453 (2020 $142,723; 2019 $1,785,277). See Note 4.17 – Revenue from contracts with customers.
(2)	Corresponds to the revenue related to the electric power transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P. See Note 4.17 – Revenue from contracts with customers.
(3)	Includes accumulated as of December 31 the result of i) hedges for future exports (Note 30.3) for ($249,978) (2020: ($193,374); 2019: ($386,773)) and ii) operations with derivative financial instruments for ($99,914) (2020: ($663,973); 2019: $1,603), which are related to crude oil for ($99,913) (2020: ($587,591); 2019: $1,603), fuel oil for $7 (2020: ($76,382); 2019 : 0) and mid-distillates for ($8) (2020: 0; 2019: 0). To present comparative values, the cash flow hedges and hedges for future exports were grouped for the years 2020 and 2019.

Schedule of sales by geographic areas

	2021	%	2020	%	2019	%
Colombia	44,822,210	48.8%	24,687,715	49.2%	34,305,108	48.0%
Asia	20,355,063	22.2%	9,497,498	18.9%	13,529,151	18.9%
United States	16,025,083	17.4%	11,365,218	22.6%	17,371,173	24.3%
South America and others	5,727,355	6.2%	1,296,370	2.6%	1,502,815	2.1%
Central America and the Caribbean	3,503,618	3.8%	2,581,644	5.1%	3,472,665	4.9%
Europe	1,447,875	1.6%	794,948	1.6%	1,307,600	1.8%
	91,881,204	100%	50,223,393	100%	71,488,512	100%